ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2013
Accounts Payable And Accrued Liabilities Tables
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	2013	2012	2011
Accounts Payable	$252,749	$520,594	$491,392
Accrued Liabilities for services rendered but
not invoiced as of September 30, 2013 and 2012:	-	-	-
Professional services (legal, audit, financial)	14,000	15,000	40,583
Management Salary	-	-	-
Other	69,152	-	-
	$355,901	$542,594	$531,975